Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Summary of Disclosure of reconciliation of changes in intangible assets and goodwill
The changes in Polestar Group's intangible assets, goodwill and trademarks are as follows:

	Internally developed IP	Software	Acquired IP	Goodwill	Trademarks	Total
Acquisition cost
Balance as of January 1, 2024	310,450	11,380	1,836,487	48,061	2,387	2,208,765
Additions[1]	178,487	2,592	116,301	—	—	297,380
Derecognition due to program changes	—	(984)	—	—	—	(984)
Effect of foreign currency exchange differences	(33,908)	(1,323)	(141,668)	(4,268)	(212)	(181,379)
Balance as of December 31, 2024	455,029	11,665	1,811,120	43,793	2,175	2,323,782
Additions[1]	131,876	3,136	215,721	—	—	350,733
Derecognition	(2,288)	—	(20,792)	—	—	(23,080)
Effect of foreign currency exchange differences	98,028	2,376	305,533	8,593	427	414,957
Balance as of December 31, 2025	682,645	17,177	2,311,582	52,386	2,602	3,066,392

Accumulated amortization and impairment
Balance as of January 1, 2024	(18,789)	(1,548)	(769,721)	—	—	(790,058)
Amortization expense	—	(2,055)	(6,310)	—	—	(8,365)
Amortization expense capitalized into inventory	(1,581)	—	(49,592)	—	—	(51,173)
Impairment loss[2]	(313,868)	(1,029)	(161,963)	—	—	(476,860)
Effect of foreign currency exchange rate differences	1,750	252	41,521	—	—	43,523
Balance as of December 31, 2024	(332,488)	(4,380)	(946,065)	—	—	(1,282,933)
Amortization expense	—	(2,185)	(6,709)	—	—	(8,894)
Amortization capitalized into inventory	(3,599)	—	(78,434)	—	—	(82,033)
Impairment loss[2]	(136,408)	(117)	(668,449)	—	—	(804,974)
Effect of foreign currency exchange differences	(64,395)	(816)	(122,021)	—	—	(187,232)
Balance as of December 31, 2025	(536,890)	(7,498)	(1,821,678)	—	—	(2,366,066)

Carrying amount as of December 31, 2024	122,541	7,285	865,055	43,793	2,175	1,040,849
Carrying amount as of December 31, 2025	145,755	9,679	489,904	52,386	2,602	700,326
1 - Of $350,733 in additions for the full year ended December 31, 2025, $224,876 has been settled in cash. These $224,876 are included in the $296,079 cash used for investing activities related to additions to intangible assets, and the remaining $71,203 relates to decreases in trade payables with related parties from prior years which were settled in cash during the full year ended December 31, 2025.
Of $297,380 in additions for the full year ended December 31, 2024, $157,373 has been settled in cash. These $157,373 are included in the $209,101 cash used for investing activities related to additions to intangible assets, and the remaining $51,728 relates to decreases in trade payables with related parties from prior years which were settled in cash during the full year ended December 31, 2024.
2 - For the year ended December 31, 2025, the impairment loss of $804,974 is part of the total CGU impairment in 2025. For further information, refer to Note 2 - Material accounting policies and use of significant judgements and estimates.
For the year ended December 31, 2024, Polestar 3 CGU and IDP CGUs were assessed for impairment, and impairment losses amounting to $476,860 were recognized related to Intellectual property, where 100% of the amount was recognized within cost of sales.